Fair Value of Financial Instruments (Tables)	12 Months Ended
Apr. 30, 2011
Fair Value of Financial Instruments [Abstract]
Comparison of the fair values and carrying amounts of financial instrument

April 30,	2010		2011
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	$232	$232	$567	$567
Commodity derivatives	—	—	5	5
Currency derivatives	6	6	—	—
Interest rate swaps	—	—	3	3

Liabilities:
Currency derivatives	6	6	25	25
Short-term borrowings	188	188	—	—
Current portion of long-term debt	3	3	255	265
Long-term debt	508	547	504	531